                                                MORGAN STANLEY
--------------------------------------------------------------

DIRECTORS                              OFFICERS
Barton M. Biggs

CHAIRMAN OF THE BOARD
 Director and Managing Director,
 Morgan Stanley Asset Management       Stefanie V. Chang
 Inc. and Morgan Stanley Asset         VICE PRESIDENT
 Management Limited; Managing
 Director, Morgan Stanley & Co.
 Incorporated
Michael F. Klein

DIRECTOR AND PRESIDENT
 Principal, Morgan Stanley Asset       Harold J. Schaaff, Jr.
Management Inc. and Morgan             VICE PRESIDENT
Stanley & Co. Incorporated
John D. Barrett II
Chairman and Director, Barrett
Associates, Inc.
Gerard E. Jones
Partner, Richards & O'Neil LLP         Joseph P. Stadler
Andrew McNally IV                      VICE PRESIDENT
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer, Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive           Valerie Y. Lewis
Officer, LumeLite Plastics             SECRETARY
Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

INVESTMENT ADVISER AND                 Joanna M. Haigney
ADMINISTRATOR                          TREASURER
Morgan Stanley Asset Management
Inc.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR
Morgan Stanley & Co., Incorporated     Rene J. Feuerman
1221 Avenue of the Americas            ASSISTANT TREASURER
New York, New York 10020

CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

   FOR CURRENT PERFORMANCE, CURRENT NET ASSET VALUE, OR FOR ASSISTANCE WITH YOUR ACCOUNT, PLEASE CONTACT THE FUND AT (800) 548-7786.

                                 MORGAN STANLEY
                          STRATEGIC ADVISER FUND, INC.

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter..............................          1

Managers' Reports and Portfolio of Investments by Portfolio:

  Conservative Portfolio........................          2

  Moderate Portfolio............................          5

  Aggressive Portfolio..........................          9

Statement of Assets and Liabilities.............         13

Statement of Operations.........................         14

Statement of Changes in Net Assets..............         15

Financial Highlights............................         16

Notes to Financial Statements...................         19

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Strategic Adviser Fund, Inc. The prospectus describes in detail each of the Portfolio's investment policies to the prospective investor. Please read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

PRESIDENT'S LETTER
--------------------------------------------------------------------------------
DEAR SHAREHOLDER:
--------

We are pleased to bring to you this first semi-annual report for Morgan Stanley Strategic Adviser Fund for the six-month period ended June 30, 1998. In this report you will find commentary, performance statistics and other useful information for the three Portfolios comprising the Fund:

         Conservative Portfolio
         Moderate Portfolio
         Aggressive Portfolio

At Morgan Stanley, we believe that asset allocation -- or diversifying investments -- plays an important role in achieving long-term investment goals. However, many individual investors find it difficult to make asset allocation decisions themselves. Each of the Portfolios of Morgan Stanley Strategic Adviser Fund is designed to provide investors not only with the ability to diversify their investments across many different securities, but to allocate their investments across classes of assets as well, depending on an investor's financial goals and tolerance for risk. For example, the Conservative Portfolio's assets are allocated within ranges of 75%-85% fixed income and 15%-25% equities. By contrast, the Moderate Portfolio invests between 45%-55% each in equities and fixed income, while the Aggressive Portfolio invests 80%-90% in equities and 10%-20% in fixed income. Additionally, the Portfolios vary their investments among market segments within equity and fixed income asset classes. Finally, each Portfolio seeks to achieve its investment objective by investing in underlying portfolios of two highly regarded institutional mutual funds -- the Morgan Stanley Institutional Fund (managed by Morgan Stanley Asset Management Inc.) and the MAS Funds (managed by Miller Anderson & Sherrerd
LLP).

We hope that you find the accompanying semi-annual report helpful and we very much appreciate your investment in Morgan Stanley Strategic Adviser Fund.

Sincerely,

/s/Michael F. Klein

Michael F. Klein
PRESIDENT

August, 1998

--------------------------------------------------------------------------------

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO

COMPOSITION OF NET ASSETS (AT JUNE 30, 1998)
-----------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Fixed Income       64.4%
U.S. Equity             16.8%
Other                   18.8%

PERFORMANCE COMPARED TO THE BENCHMARK(1)
---------------------------------------

                                           TOTAL RETURNS(2)
                                    ------------------------------
                                                   TOTAL RETURN
                                       YTD       SINCE INCEPTION
                                    ----------  ------------------
PORTFOLIO--CLASS A(3).............       5.10%           5.10%
PORTFOLIO--CLASS B(3).............       4.90            4.90
INDEX.............................       6.08            6.08

1. The benchmark for the Conservative Portfolio is a composite comprised of 70% of the Lehman 1-3 Year Government Bond Index, 20% of the S&P 500 Index and 10% of the Salomon High Yield Market Index.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3. The Portfolio commenced operations on December 31, 1997.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

----------------------------------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Conservative Portfolio seeks the highest level of long-term total return that is consistent with a relatively conservative level of risk. The Portfolio invests primarily in certain fixed income portfolios, and, to a lesser degree, certain equity portfolios of the Morgan Stanley Institutional Fund and the MAS Funds. The Portfolio's assets are normally allocated within the ranges of 75%-85% fixed income and 15%-25% equities. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments.

The Portfolio uses, as its benchmark for performance purposes, a composite comprised of 70% of the Lehman 1-3 Year Government Bond Index, 20% of the S&P 500 Index and 10% of the Salomon High Yield Market Index.

For the six month period ended June 30, 1998, the Portfolio had a total return of 5.10% for the Class A shares and 4.90% for the Class B shares compared to 6.08% for the benchmark.

The first half of 1998 witnessed a period of mixed performance in the aftermath of the Asian currency crisis which shook global capital markets in the fourth quarter of 1997. U.S. bonds briefly rallied as Asian markets continued to fall in January, as these assets are considered a safe haven in times of global market uncertainty. However, as Asian equity markets stabilized and began to rise, U.S. bond yields edged back up to the levels at which they started the year. The Lehman 1-3 Year Government Bond Index returned 1.4% for the first quarter, a respectable showing for the asset class. In equity markets, investors quickly shrugged off the bad news in Asia amidst news of better than expected earnings growth and low inflation in the U.S. and Europe. The S&P 500 Index rose 14.0% in the first three months of 1998. The combination of strong equity markets and steady bond yields provided a favorable backdrop for high yield debt instruments. The Salomon High Yield Market Index returned 4.1% in the first quarter.

--------------------------------------------------------------------------------
Conservative Portfolio

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO (CONT.)

After a strong first quarter, market gains were more moderate in the second quarter. Most of the weakness and uncertainty in markets stemmed from Asia as the currency crisis countries experienced another leg down of economic contraction. Japan's economic troubles intensified, and the yen began to depreciate rapidly, threatening a broader round of competitive devaluations. The volatility in foreign markets was again positive for U.S. bonds, as another flight to quality ensued. The long bond yield reached a historic low of 5.6% in June. For the second quarter of 1998, the Lehman 1-3 Year Government Index returned 1.5%. U.S. equity markets experienced up and down months in the second quarter, as news from Asia turned for the worse, and uncertainty mounted regarding the prospects for future growth and the direction of U.S. interest rates. The S&P 500 Index gained 3.3% in the second quarter. The equity volatility and the flight to quality provided a less favorable environment for high yield bonds during the second quarter, as this asset class underperformed investment grade bonds. The Salomon High Yield Market Index returned 1.0%.

The Portfolio underperformed its benchmark for the first half of 1998, with most of the underperformance coming in the second quarter. Our asset allocation remains at the middle of the ranges and similar to the benchmark, with 20.6% of the Portfolio's investments in U.S. equity portfolios, and 79.4% invested in fixed income portfolios. The composition of the Portfolio remained relatively unchanged during the first half of 1998.

The underperformance of the Portfolio was due primarily to security selection within the mutual funds. The MSIF Equity Growth Portfolio was the largest contributor to underperformance, returning 15.7% year-to-date, well below the 17.7% return for the S&P 500. The poor relative performance in the MSIF Equity Growth Portfolio was due in large part to a substantial holding of Cendant, a stock which has been much in the news since the company's announcement in mid-April of "accounting irregularities" in the company's CUC division. (Cendant resulted from the merger of CUC and HFS last December.) The stock dropped precipitously (about 46%), falling as low as $17. Another contributor to underperformance was the MAS High Yield Portfolio, which ended the second quarter flat, compared to a rise in the Salomon High Yield Market Index of 1.0%. The MAS High Yield Portfolio's overexposure to Asian markets was the primary cause of underperformance, as Indonesian debt and Japanese debt prices suffered from further deterioration in economic fundamentals and currency movements.

Going forward, we see significant risk in equity markets, as the economy appears to be slowing, valuations remain at all time highs, and pricing power remains weak. We believe that, in this environment, growth oriented companies should outperform, and we continue to gear the Portfolio towards a growth strategy within the U.S. equity segment. The combination of slowing growth, low inflation, and the Asian/Russian financial crises should help keep the Federal Reserve on the sidelines with respect to interest rates. The Portfolio maintains a defensive stance, with investments in primarily high quality, U.S. instruments. We do not anticipate significant changes to the Portfolio at this time.

Francine J. Bovich
PORTFOLIO MANAGER

July 1998

--------------------------------------------------------------------------------
                                                          Conservative Portfolio

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
--------------------------------------------------------------------------

INVESTMENTS (81.2%)
U.S. FIXED INCOME FUNDS (64.4%)
    33,154  MAS High Yield Portfolio, Institutional Class.....  $      325
   214,922  MAS Limited Duration Portfolio, Institutional
              Class...........................................       2,250
                                                                ----------
                                                                     2,575
                                                                ----------
U.S. EQUITY FUNDS (16.8%)
    12,297  MSIF Equity Growth Portfolio, Class A.............         241
    36,144  MSIF U.S. Equity Plus Portfolio, Class A..........         428
                                                                ----------
                                                                       669
                                                                ----------
TOTAL INVESTMENTS (81.2%) (Cost $3,193).......................       3,244
                                                                ----------
OTHER ASSETS AND LIABILITIES -- NET (18.8%)...................         752
                                                                ----------
NET ASSETS (100%).............................................  $    3,996
                                                                ----------
                                                                ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Conservative Portfolio

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
MODERATE PORTFOLIO

COMPOSITION OF NET ASSETS (AT JUNE 30, 1998)
-----------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Equity               34.6%
International Equity      14.7%
U.S. Fixed Income         47.9%
Other                      2.8%

PERFORMANCE COMPARED TO THE BENCHMARK(1)
---------------------------------------

                                           TOTAL RETURNS(2)
                                    ------------------------------
                                                   TOTAL RETURN
                                       YTD       SINCE INCEPTION
                                    ----------  ------------------
PORTFOLIO--CLASS A(3).............       8.60%           8.60%
PORTFOLIO--CLASS B(3).............       8.40            8.40
INDEX.............................      10.40           10.40

1. The benchmark for the Moderate Portfolio is a composite comprised of 40% of the Lehman Intermediate Government/Corporate Bond Index, 35% of the S&P 500 Index, 15% of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and 10% of the Salomon High Yield Market Index.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3. The Portfolio commenced operations on December 31, 1997.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

----------------------------------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The Moderate Portfolio seeks the highest level of long-term total return that is consistent with a relatively moderate level of risk primarily through investment in a mix of fixed income and equity portfolios of the Morgan Stanley Institutional Fund and the MAS Funds. The Portfolio's assets are normally allocated within the range of 45%-55% equities and 45%-55% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments.

The Portfolio uses, as its benchmark for performance purposes, a composite comprised of 40% of the Lehman Intermediate Government/Corporate Bond Index, 35% of the S&P 500 Index, 15% of the Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index and 10% of the Salomon High Yield Market Index.

For the six month period ended June 30, 1998, the Portfolio had a total return of 8.60% for the Class A shares and 8.40% for the Class B shares compared to 10.40% for the benchmark.

The first half of 1998 witnessed a period of mixed performance in the aftermath of the Asian currency crisis which shook global capital markets in the fourth quarter of 1997. U.S. bonds briefly rallied as Asian markets continued to fall in January, as these assets are considered a safe haven in times of global market uncertainty. However, as Asian equity markets stabilized and began to rise, U.S. bond yields edged back up to the levels at which they started the year. The Lehman Intermediate Government/Corporate Bond Index returned 1.6% for the first quarter, a respectable showing for the asset class. In equity markets, investors quickly shrugged off the bad news in Asia amidst news of better than expected earnings growth and low inflation in the U.S. and Europe. The S&P 500 Index rose 14.0% in the first three months of 1998. In Europe, investors chose to focus on the positive impact European Monetary Union (EMU) was expected to have on Europe. The majority of European markets set record highs in the first quarter. Japan experienced a

--------------------------------------------------------------------------------
                                                              Moderate Portfolio

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
MODERATE PORTFOLIO (CONT.)
volatile first quarter, producing a strong return in January, only to lose much of the gains in March, and end the quarter slightly positive. The MSCI EAFE Index returned 14.7% during the first quarter, outpacing U.S. equity markets. The combination of strong equity markets and steady bond yields provided a favorable backdrop for high yield debt instruments. The Salomon High Yield Market Index returned 4.1% in the first quarter.

After a strong first quarter, market gains were more moderate in the second quarter. Most of the weakness and uncertainty in markets stemmed from Asia as the currency crisis countries experienced another leg down of economic contraction. Japan's economic troubles intensified, and the yen began to depreciate rapidly, threatening a broader round of competitive devaluations. The volatility in foreign markets was again positive for U.S. bonds, as another flight to quality ensued. The long bond yield reached a historic low of 5.6% in June. For the second quarter of 1998, the Lehman Intermediate Government/ Corporate Bond Index returned a strong 1.9%. U.S. equity markets experienced up and down months in the second quarter, as news from Asia turned for the worse, and uncertainty mounted regarding the prospects for future growth and the direction of U.S. interest rates. The S&P 500 Index gained 3.3% in the second quarter. International equity markets fared worse than the U.S., as the MSCI EAFE Index rose only 1.1% for the quarter. Most of the weakness in international equities stemmed from Japan and Asia ex-Japan, which fell 4.5% and 22.6% respectively during the quarter. European equities, the largest component of the MSCI EAFE Index, continued to outperform, returning 5.1% in the second quarter. The equity volatility and the flight to quality provided a less favorable environment for high yield bonds during this period, as this asset class underperformed investment grade bonds. The Salomon High Yield Market Index returned 1.0% for the second quarter.

The Portfolio underperformed its benchmark for the first half of 1998, with most of the underperformance coming in the second quarter. Our asset allocation remains at the middle of the ranges and similar to the benchmark, with 35.6% of the Portfolio's investments in U.S. equity portfolios, 15.1% invested in international equity portfolios, and 49.3% invested in fixed income portfolios.

The underperformance of the Portfolio was due primarily to security selection within the mutual funds. The most significant contributor to underperformance was the MAS Value Portfolio, which underperformed the S&P 500 significantly during both the first and second quarters, to return 5.5% in the first half of the year, relative to an S&P 500 return of 17.7% for the same period. The underperformance has been due primarily to an underweight in the mega-cap stocks, which have substantially outperformed smaller stocks. Mega-cap stocks have been the primary beneficiaries of the strong U.S. bull market since 1995, and thus, valuations of these stocks are at all-time highs. In searching for attractively valued stocks, the MAS Value Portfolio has avoided many of the expensive mega cap names, leading to underperformance. The MSIF Equity Growth Portfolio was also a contributor to underperformance, returning 15.7% year-to-date, below the 17.7% return for the S&P 500. The poor performance in the MSIF Equity Growth Portfolio was due in large part to a substantial holding of Cendant, a stock which has been much in the news since the company's announcement in mid-April of "accounting irregularities" in the company's CUC division. (Cendant resulted from the merger of CUC and HFS last December.) The stock dropped precipitously (about 46%), falling as low as $17. Another contributor to underperformance was the MAS High Yield Portfolio, which ended the second quarter flat, compared to a rise in the Salomon High Yield Market Index of 1.0%. The MAS High Yield Portfolio's overexposure to Asian markets was the primary cause of underperformance, as Indonesian debt and Japanese debt prices suffered from further deterioration in economic fundamentals and currency movements.

--------------------------------------------------------------------------------
Moderate Portfolio

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
MODERATE PORTFOLIO (CONT.)

A part of these underperforming factors were offset by the strong performance of the MSIF International Magnum Portfolio (+18.0% year-to-date) versus EAFE (+15.9% year-to-date). The International Magnum Portfolio's outperformance was largely due to overweights in Europe, underweights to Japan and Asia, and a hedge against the Japanese yen.

In mid-June, we initiated an investment in the MSIF Value Equity Portfolio by swapping a portion of our holdings out of the MAS Value Portfolio. We believe that value stocks should lend a defensive stance to the Moderate Portfolio in periods of volatility. The MSIF Value Equity Portfolio has shown strong performance, and should serve as a risk moderating complement to the MAS Value Portfolio in the future.

Going forward, we see significant risk in equity markets, as the U.S. economy, which had been the primary force behind global growth, appears to be slowing, global equity valuations remain at all-time highs, and pricing power remains weak. We believe that in this environment, growth oriented companies should outperform. We continue to gear the Portfolio towards a growth strategy within the U.S. equity segment. Within the international equity segment, we continue to emphasize Europe, where growth prospects remain reasonably strong, and underweight the Asian countries. The combination of slowing growth, low inflation, and the Asian/Russian financial crises should help keep the Federal Reserve on the sidelines with respect to interest rates. We do not anticipate significant changes to the Portfolio at this time.

Francine J. Bovich
PORTFOLIO MANAGER

July 1998

--------------------------------------------------------------------------------
                                                              Moderate Portfolio

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

MODERATE PORTFOLIO
--------------------------------------------------------------------------------

                                                                  VALUE
 SHARES                                                           (000)
-------------------------------------------------------------------------

INVESTMENTS (97.2%)
U.S. EQUITY FUNDS (34.6%)
   11,735   MAS Value Portfolio, Institutional Class..........  $     221
   26,819   MSIF Equity Growth Portfolio, Class A.............        525
   66,686   MSIF U.S. Equity Plus Portfolio, Class A..........        789
   17,140   MSIF Value Equity Portfolio, Class A..............        258
                                                                ---------
                                                                    1,793
                                                                ---------
U.S. FIXED INCOME FUNDS (47.9%)
   50,942   MAS High Yield Portfolio, Institutional Class.....        499
  188,818   MAS Intermediate Duration Portfolio, Institutional
              Class...........................................      1,981
                                                                ---------
                                                                    2,480
                                                                ---------
INTERNATIONAL EQUITY FUND (14.7%)
   59,261   MSIF International Magnum Portfolio, Class A......        760
                                                                ---------
TOTAL INVESTMENTS (97.2%) (Cost $4,964).......................      5,033
                                                                ---------
OTHER ASSETS AND LIABILITIES -- NET (2.8%)....................        147
                                                                ---------
NET ASSETS (100%).............................................  $   5,180
                                                                ---------
                                                                ---------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Moderate Portfolio

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO

COMPOSITION OF NET ASSETS (AT JUNE 30, 1998)
-----------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Equity                     49.9%
International Equity            33.8%
U.S. Fixed Income               14.5%
International Fixed Income       0.1%
Other                            1.7%

PERFORMANCE COMPARED TO THE BENCHMARK(1)
---------------------------------------

                                           TOTAL RETURNS(2)
                                    ------------------------------
                                                   TOTAL RETURN
                                       YTD       SINCE INCEPTION
                                    ----------  ------------------
PORTFOLIO--CLASS A(3).............      10.10%          10.10%
PORTFOLIO--CLASS B(3).............      10.10           10.10
INDEX.............................      10.35           10.35

1. The benchmark for the Aggressive Portfolio is a composite comprised of 50% of the Russell 3000 Index, 25% of the Morgan Stanley Capital International
   (MSCI) Europe, Australasia and Far East (EAFE) Index, 15% of the Lehman Aggregate Bond Index and 10% of the IFC Investable Emerging Market Index.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3. The Portfolio commenced operations on December 31, 1997.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

----------------------------------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The Aggressive Portfolio seeks the highest level of long-term capital appreciation that is consistent with a relatively high level of risk primarily through investment in certain equity portfolios, and, to a lesser degree certain fixed income portfolios of the Morgan Stanley Institutional Fund and the MAS Funds. The Portfolio's assets are normally allocated within the range of 80%-90% equities and 10%-20% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments.

The Portfolio uses, as its benchmark for performance purposes, a composite comprised of 50% of the Russell 3000 Index, 25% of the Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index, 15% of the Lehman Aggregate Bond Index and 10% of the IFC Investable Emerging Markets Index.

For the six month period ended June 30, 1998, the Portfolio had a total return of 10.10% for the Class A shares and 10.10% for the Class B shares compared to 10.35% for the benchmark.

The first half of 1998 witnessed a period of mixed performance in the aftermath of the Asian currency crisis which shook global capital markets in the fourth quarter of 1997. U.S. bonds briefly rallied as Asian markets continued to fall in January, as these assets are considered a safe haven in times of global market uncertainty. However, as Asian equity markets stabilized and began to rise, U.S. bond yields edged back up to the levels at which they started the year. The Lehman Aggregate Bond Index returned 1.6% for the first quarter. In equity markets, investors quickly shrugged off the bad news in Asia amidst news of better than expected earnings growth and low inflation in the U.S. and Europe. The Russell 3000 Index, which is comprised of large, mid, and small cap U.S. stocks, rose 13.1% in the first three months of 1998. In Europe, investors chose to focus on the positive impact European Monetary Union (EMU) was expected to have on Europe. The majority of European markets set record highs in the first quarter. Japan experienced a volatile first

--------------------------------------------------------------------------------
                                                            Aggressive Portfolio

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO (CONT.)
quarter, producing a strong return in January, only to lose much of the gains in March, and end the quarter slightly positive. The MSCI EAFE Index returned 14.7% during the first quarter, outpacing U.S. equity markets. After significant losses in the fourth quarter of 1997, emerging market equities recovered, and the IFC Investible Index returned 7.0% in the first quarter.

Despite first quarter strength, second quarter returns were more moderate. Most of the weakness and uncertainty in markets stemmed from Asia as the currency crisis countries experienced another leg down of economic contraction. Japan's economic troubles intensified, and the yen began to depreciate rapidly, threatening a broader round of competitive devaluations. Late in the quarter, Russia imploded in its own financial crisis, caused by corporate non-payments, inadequate tax collection, and a ballooning federal deficit. In this second round crisis, the worst performing asset class was emerging market equities. The IFC Investible Index lost all its gains of the first quarter, precipitously falling 21.2% in the second quarter, to return -15.7% year-to-date.

The volatility in foreign markets was again positive for U.S. bonds, as another flight to quality ensued. The long bond yield reached a historic low of 5.6% in June. For the second quarter of 1998, the Lehman Aggregate Bond Index returned a strong 2.3%. U.S. equity markets experienced up and down months in the second quarter, as news from Asia turned for the worse, and uncertainty mounted regarding the prospects for future growth and the direction of U.S. interest rates. The Russell 3000 Index gained 1.8% in the second quarter. International equity markets fared worse than the U.S., as the MSCI EAFE Index rose only 1.1% for the quarter. Most of the weakness in international equities stemmed from Japan and Asia ex-Japan, which fell 4.5% and 22.6%, respectively, during the quarter. European equities, the largest component of the MSCI EAFE Index, continued to outperform, returning 5.1% in the second quarter.

The Portfolio performed in line relative to its benchmark for the first half of 1998. Our asset allocation remains at the middle of the ranges and similar to the benchmark, with 50.8% of the Portfolio assets invested in U.S. equity portfolios, 25.2% invested in developed market international equity portfolios, 9.2% invested in emerging markets portfolios, and 14.8% invested in fixed income portfolios.

Security selection value added within the funds varied by fund, netting out to zero at the total Portfolio level. The most significant contributor to security selection underperformance was the MAS Value Portfolio, which underperformed the Russell 3000 Index significantly during both the first and second quarters, to return 5.5% in the first half of the year, relative to a Russell 3000 Index return of 15.1% for the same period. The underperformance has been due primarily to an underweight in the mega-cap stocks, which have substantially outperformed smaller stocks. Mega-cap stocks have been the primary beneficiaries of the strong U.S. bull market since 1995, and thus, valuations of these stocks are at all-time highs. In searching for attractively valued stocks, the MAS Value Portfolio has avoided many of the expensive mega cap names, leading to underperformance. The MSIF Equity Growth Portfolio was also a contributor to underperformance in the second quarter, returning -0.96% for the second quarter, well below the 1.8% return for the S&P 500. The poor performance in the MSIF Equity Growth Portfolio was due in large part to a large holding of Cendant, a stock which has been much in the news since the company's announcement in mid-April of "accounting irregularities" in the company's CUC division. (Cendant resulted from the merger of CUC and HFS last December.) The stock dropped precipitously (about 46%), falling as low as $17.

These underperforming factors were offset by the strong performance of the MSIF International Magnum Portfolio (+18.0% year-to-date) versus EAFE (+15.9% year-to-date), and the strong performance of the MAS Mid Cap Growth

--------------------------------------------------------------------------------
Aggressive Portfolio

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO (CONT.)
Portfolio (+25.0% year-to-date) versus the Russell 3000 Index (+15.1% year-to-date). The MSIF International Magnum Portfolio's outperformance was largely due to overweights in Europe, underweights to Japan and Asia, and a hedge against the Japanese yen. The strong performance in the MAS Mid Cap Growth Portfolio can be attributed to overweights in interest sensitive sectors with domestic revenue streams such as technology, health care, and telecommunications which have been very strong in the first half of 1998.

In mid-June, we initiated an investment in the MSIF Value Equity Portfolio by swapping a portion of our holdings out of the MAS Value Portfolio. We believe that value stocks should lend a defensive stance to the Aggressive Portfolio in periods of volatility. The MSIF Value Equity Portfolio has shown strong performance, and should serve as a risk moderating complement to the MAS Value Portfolio in the future. We also initiated an investment in the MSIF Emerging Markets Debt Portfolio. We will continue to increase our exposure to emerging market debt with inflows, in lieu of increasing investments in the MSIF Emerging Market Portfolio. During this period of uncertainty in emerging markets, we expect debt to experience less volatility than emerging market equities, and we anticipate that the MSIF Emerging Market Debt Portfolio should help moderate the volatility of our emerging markets investments.

Going forward, we see significant risk in equity markets, as the U.S. economy, which had been the primary force behind global growth, appears to be slowing, global equity valuations remain at all-time highs, and pricing power remains weak. We believe that in this environment, growth oriented companies should outperform. We continue to gear the Portfolio towards a growth strategy within the U.S. equity segment. Within the international equity segment, we continue to emphasize Europe, where growth prospects remain reasonably strong, and underweight the Asian countries. The combination of slowing growth, low inflation, and Asian/Russian financial crises should help keep the Federal Reserve on the sidelines with respect to interest rates. We do not anticipate significant changes to the Portfolio at this time.

Francine J. Bovich
PORTFOLIO MANAGER

July 1998

--------------------------------------------------------------------------------
                                                            Aggressive Portfolio

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                  VALUE
 SHARES                                                           (000)
-------------------------------------------------------------------------

INVESTMENTS (98.3%)
U.S. EQUITY FUNDS (49.9%)
   18,873   MAS Mid Cap Growth Portfolio, Institutional
              Class...........................................  $     435
   11,869   MAS Value Portfolio, Institutional Class..........        223
   31,314   MSIF Equity Growth Portfolio, Class A.............        613
   34,419   MSIF U.S. Equity Plus Portfolio, Class A..........        408
   21,308   MSIF Value Equity Portfolio, Class A..............        320
                                                                ---------
                                                                    1,999
                                                                ---------
INTERNATIONAL EQUITY FUNDS (33.8%)
   32,234   MSIF Emerging Markets Portfolio, Class A..........        358
   77,399   MSIF International Magnum Portfolio, Class A......        993
                                                                ---------
                                                                    1,351
                                                                ---------
U.S. FIXED INCOME FUND (14.5%)
   47,868   MAS Fixed Income Portfolio, Institutional Class...        581
                                                                ---------
INTERNATIONAL FIXED INCOME FUND (0.1%)
      786   MSIF Emerging Markets Debt Portfolio, Class A.....          4
                                                                ---------
TOTAL INVESTMENTS (98.3%) (Cost $3,853).......................      3,935
                                                                ---------
OTHER ASSETS AND LIABILITIES -- NET (1.7%)....................         68
                                                                ---------
NET ASSETS (100%).............................................  $   4,003
                                                                ---------
                                                                ---------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Aggressive Portfolio

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

                                               CONSERVATIVE     MODERATE      AGGRESSIVE
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                  (000)          (000)          (000)
-----------------------------------------------------------------------------------------

ASSETS
  Investments, at Cost.......................       $3,193         $4,964         $3,853
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Investments, at Value......................       $3,244         $5,033         $3,935
  Cash.......................................           --             15             13
  Receivable for Portfolio Shares Sold.......          684             79             --
  Receivable for Investments Sold............          234             --             --
  Deferred Organization Costs................           89             89             89
  Receivable from Investment Adviser.........            6              6              6
-----------------------------------------------------------------------------------------
TOTAL ASSETS.................................        4,257          5,222          4,043
-----------------------------------------------------------------------------------------
LIABILITIES
  Bank Overdraft.............................         (233)            --             --
  Payable for Investments Purchased..........           --            (14)           (12)
  Administrative Fees Payable................           (1)            (1)            (1)
  Shareholder Reporting Fees Payable.........          (15)           (15)           (15)
  Professional Fees Payable..................          (11)           (12)           (12)
  Other Liabilities..........................           (1)            --             --
-----------------------------------------------------------------------------------------
TOTAL LIABILITIES............................         (261)           (42)           (40)
-----------------------------------------------------------------------------------------
NET ASSETS...................................       $3,996         $5,180         $4,003
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid in Capital............................       $3,926         $5,060         $3,863
  Undistributed Net Investment Income........            9              5              1
  Accumulated Net Realized Gain..............           10             46             57
  Unrealized Appreciation on Investments.....           51             69             82
-----------------------------------------------------------------------------------------
NET ASSETS...................................       $3,996         $5,180         $4,003
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
CLASS A:
---------------------------------------------
NET ASSETS...................................       $3,454         $4,620         $3,434
SHARES ISSUED AND OUTSTANDING ($0.001 PAR
  VALUE)
  (Authorized 1,500,000 shares)..............          329            426            312
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE............................       $10.51         $10.86         $11.01
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
CLASS B:
---------------------------------------------
NET ASSETS...................................       $  542         $  560         $  569
SHARES ISSUED AND OUTSTANDING ($0.001 PAR
  VALUE)
  (Authorized 1,500,000 shares)..............           52             52             52
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE............................       $10.49         $10.84         $11.01
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1998
--------------------------------------------------------------------------------

                                               CONSERVATIVE     MODERATE      AGGRESSIVE
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                  (000)          (000)          (000)
-----------------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends..................................       $   12         $    9         $    3
  Interest...................................           --             --              1
-----------------------------------------------------------------------------------------
    Total Income.............................           12              9              4
-----------------------------------------------------------------------------------------
EXPENSES:
  Administrative Fees........................            1              2              1
  Professional Fees..........................           15             15             15
  Shareholder Reports........................           14             14             14
  Distribution Fees on Class B Shares........            1              1              1
  Amortization of Organizational Costs.......           10             10             10
  Other Expenses.............................            1              1              1
  Expenses Reimbursed by Adviser.............          (39)           (39)           (39)
-----------------------------------------------------------------------------------------
    Total Expenses...........................            3              4              3
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME........................            9              5              1
-----------------------------------------------------------------------------------------
NET REALIZED GAIN:
  Investments Sold...........................           10             46             57
-----------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION:
  Investments................................           51             69             82
-----------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND CHANGE IN
  UNREALIZED APPRECIATION....................           61            115            139
-----------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting from
      Operations.............................       $   70         $  120         $  140
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  CONSERVATIVE                     MODERATE
                                                   PORTFOLIO                      PORTFOLIO
                                          ----------------------------   ----------------------------
                                           SIX MONTHS       ONE DAY       SIX MONTHS       ONE DAY
                                              ENDED          ENDED           ENDED          ENDED
                                          JUNE 30, 1998   DECEMBER 31,   JUNE 30, 1998   DECEMBER 31,
                                           (UNAUDITED)       1997*        (UNAUDITED)       1997*
                                              (000)          (000)           (000)          (000)
-----------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
OPERATIONS:
  Net Investment Income.................     $    9          $   --         $    5          $   --
  Net Realized Gain.....................         10              --             46              --
  Change in Unrealized Appreciation.....         51              --             69              --
-----------------------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting
    from Operations.....................         70              --            120              --
-----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed............................      3,127             517          4,720             517
  Redeemed..............................       (234)             --           (693)             --
  CLASS B:
  Subscribed............................         --             516             --             516
-----------------------------------------------------------------------------------------------------
  Net Increase in Capital Share
    Transactions........................      2,893           1,033          4,027           1,033
-----------------------------------------------------------------------------------------------------
  Total Increase in Net Assets..........      2,963           1,033          4,147           1,033
NET ASSETS:
  Beginning of Period...................      1,033              --          1,033              --
-----------------------------------------------------------------------------------------------------
  End of Period.........................     $3,996          $1,033         $5,180          $1,033
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  Undistributed net investment income
    included in end of period net
    assets..............................     $    9          $   --         $    5          $   --
-----------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Shares Subscribed....................        299              52            438              52
   Shares Redeemed......................        (22)             --            (64)             --
-----------------------------------------------------------------------------------------------------
   Net Increase in Class A Shares
     Outstanding........................        277              52            374              52
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Subscribed....................         --              52             --              52
-----------------------------------------------------------------------------------------------------
   Net Increase in Class B Shares
     Outstanding........................         --              52             --              52

                                                   AGGRESSIVE
                                                   PORTFOLIO
                                          ----------------------------
                                           SIX MONTHS       ONE DAY
                                              ENDED          ENDED
                                          JUNE 30, 1998   DECEMBER 31,
                                           (UNAUDITED)       1997*
                                              (000)          (000)
----------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net Investment Income.................     $    1          $   --
  Net Realized Gain.....................         57              --
  Change in Unrealized Appreciation.....         82              --
----------------------------------------
  Net Increase in Net Assets Resulting
    from Operations.....................        140              --
----------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed............................      3,496             517
  Redeemed..............................       (666)             --
  CLASS B:
  Subscribed............................         --             516
----------------------------------------
  Net Increase in Capital Share
    Transactions........................      2,830           1,033
----------------------------------------
  Total Increase in Net Assets..........      2,970           1,033
NET ASSETS:
  Beginning of Period...................      1,033              --
----------------------------------------
  End of Period.........................     $4,003          $1,033
----------------------------------------
----------------------------------------
  Undistributed net investment income
    included in end of period net
    assets..............................     $    1          $   --
----------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Shares Subscribed....................        321              52
   Shares Redeemed......................        (61)             --
----------------------------------------
   Net Increase in Class A Shares
     Outstanding........................        260              52
----------------------------------------
----------------------------------------
   CLASS B:
   Shares Subscribed....................         --              52
----------------------------------------
   Net Increase in Class B Shares
     Outstanding........................         --              52

--------------------------------------------------------------------------------

*    Commencement of operations

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO

--------------------------------------------------------------------------------

                                                    CLASS A
                                         ------------------------------
                                           SIX MONTHS
                                             ENDED        ONE DAY ENDED
                                         JUNE 30, 1998    DECEMBER 31,
                                          (UNAUDITED)         1997*
-----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $       10.00    $      10.00
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................           0.01              --
  Net Realized and Unrealized Gain.....           0.50              --
-----------------------------------------------------------------------
    Total From Investment Operations...           0.51              --
-----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........  $       10.51    $      10.00
-----------------------------------------------------------------------
-----------------------------------------------------------------------
TOTAL RETURN...........................           5.10%           0.00%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
  (Thousands)..........................  $       3,454    $        517
Ratio of Expenses to Average Net Assets
  (1)..................................           0.32%(a)         0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (1)...............           1.10%(a)         0.00%(a)
Portfolio Turnover.....................             22%              0%
------------------------
(1) Effect of voluntary expense
  limitation during the period:
    Per share benefit to net investment
      income...........................  $        0.07    $       0.00
  Ratios before expense limitation:....
    Expenses to Average Net Assets.....           5.89%(a)         0.00%(a)
    Net Investment Income (Loss) to
      Average Net Assets...............          (4.16)%(a)         0.00%(a)
-----------------------------------------------------------------------

                                                    CLASS B
                                         ------------------------------
                                           SIX MONTHS
                                             ENDED        ONE DAY ENDED
                                         JUNE 30, 1998    DECEMBER 31,
                                          (UNAUDITED)         1997*
-----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $       10.00    $      10.00
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................           0.08              --
  Net Realized and Unrealized Gain.....           0.41              --
-----------------------------------------------------------------------
    Total From Investment Operations...           0.49              --
-----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........  $       10.49    $      10.00
-----------------------------------------------------------------------
-----------------------------------------------------------------------
TOTAL RETURN...........................           4.90%           0.00%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
  (Thousands)..........................  $         542    $        516
Ratio of Expenses to Average Net Assets
  (2)..................................           0.57%(a)         0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (2)...............           1.66%(a)         0.00%(a)
Portfolio Turnover.....................             22%              0%
------------------------
(2) Effect of voluntary expense
  limitation during the period:
    Per share benefit to net investment
      income...........................  $        0.33    $       0.00
  Ratios before expense limitation:....
    Expenses to Average Net Assets.....           6.14%(a)         0.00%(a)
    Net Investment Income (Loss) to
      Average Net Assets...............          (4.41)%(a)         0.00%(a)

--------------------------------------------------------------------------------

 *   Commencement of operations
(a)  Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
MODERATE PORTFOLIO

--------------------------------------------------------------------------------

                                                                  CLASS A
                                                    -----------------------------------
                                                      SIX MONTHS
                                                        ENDED            ONE DAY ENDED
                                                    JUNE 30, 1998         DECEMBER 31,
                                                     (UNAUDITED)             1997*
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............         $10.00               $10.00
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................           0.01                   --
  Net Realized and Unrealized Gain................           0.85                   --
---------------------------------------------------------------------------------------
    Total From Investment Operations..............           0.86                   --
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD....................         $10.86               $10.00
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
TOTAL RETURN......................................           8.60%                0.00%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands).............         $4,620               $  517
Ratio of Expenses to Average Net Assets (1).......           0.27%(a)             0.00%(a)
Ratio of Net Investment Income to Average Net
  Assets (1)......................................           0.42%(a)             0.00%(a)
Portfolio Turnover................................             64%                   0%
------------------------
(1) Effect of voluntary expense limitation during
  the period:
    Per share benefit to net investment income....         $ 0.05               $ 0.00
  Ratios before expense limitation:...............
    Expenses to Average Net Assets................           4.75%(a)             0.00%(a)
    Net Investment Income (Loss) to Average Net
      Assets......................................          (3.81)%(a)            0.00%(a)
---------------------------------------------------------------------------------------

                                                                  CLASS B
                                                    ------------------------------------
                                                      SIX MONTHS
                                                        ENDED             ONE DAY ENDED
                                                    JUNE 30, 1998          DECEMBER 31,
                                                     (UNAUDITED)              1997*
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............         $10.00                $10.00
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................           0.05                    --
  Net Realized and Unrealized Gain................           0.79                    --
----------------------------------------------------------------------------------------
    Total From Investment Operations..............           0.84                    --
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD....................         $10.84                $10.00
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
TOTAL RETURN......................................           8.40%                 0.00%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands).............         $  560                $  516
Ratio of Expenses to Average Net Assets (2).......           0.52%(a)              0.00%(a)
Ratio of Net Investment Income to Average Net
  Assets (2)......................................           0.98%(a)              0.00%(a)
Portfolio Turnover................................             64%                    0%
------------------------
(2) Effect of voluntary expense limitation during
  the period:
    Per share benefit to net investment income....         $ 0.33                $ 0.00
  Ratios before expense limitation:
    Expenses to Average Net Assets................           5.00%(a)              0.00%(a)
    Net Investment Income (Loss) to Average Net
      Assets......................................          (4.06)%(a)             0.00%(a)

--------------------------------------------------------------------------------

 *   Commencement of operations
(a)  Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO

--------------------------------------------------------------------------------

                                                                               CLASS A
                                                              -----------------------------------------
                                                              SIX MONTHS ENDED          ONE DAY ENDED
                                                                JUNE 30, 1998           DECEMBER 31,
                                                                 (UNAUDITED)                1997*
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................            $10.00                  $10.00
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Realized and Unrealized Gain..........................              1.01                      --
-------------------------------------------------------------------------------------------------------
    Total From Investment Operations........................              1.01                      --
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............................            $11.01                  $10.00
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
TOTAL RETURN................................................             10.10%                   0.00%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands).......................            $3,434                  $  517
Ratio of Expenses to Average Net Assets (1).................              0.28%(a)                0.00%(a)
Ratio of Net Investment Income to Average Net Assets (1)....              0.09%(a)                0.00%(a)
Portfolio Turnover..........................................                71%                      0%
------------------------
(1) Effect of voluntary expense limitation during the
  period:
    Per share benefit to net investment income..............            $ 0.08                  $ 0.00
  Ratios before expense limitation:
    Expenses to Average Net Assets..........................              5.57%(a)                0.00%(a)
    Net Investment Income (Loss) to Average Net Assets......             (5.12)%(a)               0.00%(a)
-------------------------------------------------------------------------------------------------------

                                                                               CLASS B
                                                              -----------------------------------------
                                                              SIX MONTHS ENDED          ONE DAY ENDED
                                                                JUNE 30, 1998           DECEMBER 31,
                                                                 (UNAUDITED)                1997*
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................            $10.00                  $10.00
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Realized and Unrealized Gain..........................              1.01                      --
-------------------------------------------------------------------------------------------------------
    Total From Investment Operations........................              1.01                      --
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............................            $11.01                  $10.00
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
TOTAL RETURN................................................             10.10%                   0.00%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands).......................            $  569                  $  516
Ratio of Expenses to Average Net Assets (2).................              0.53%(a)                0.00%(a)
Ratio of Net Investment Income to Average Net Assets (2)....              0.04%(a)                0.00%(a)
Portfolio Turnover..........................................                71%                      0%
------------------------
(2) Effect of voluntary expense limitation during the
  period:
    Per share benefit to net investment income..............            $ 0.34                  $ 0.00
  Ratios before expense limitation:
    Expenses to Average Net Assets..........................              5.82%(a)                0.00%(a)
    Net Investment Income (Loss) to Average Net Assets......             (5.37)%(a)               0.00%(a)

--------------------------------------------------------------------------------

 *   Commencement of operations
(a)  Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

Morgan Stanley Strategic Adviser Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a type of mutual fund often described as a "fund of funds." The Fund consists of three separate investment portfolios: Conservative Portfolio, Moderate Portfolio and Aggressive Portfolio, (each a "Portfolio" and collectively, the "Portfolios") that invest primarily in Class A shares of certain investment portfolios of Morgan Stanley Institutional Fund, Inc. ("MSIF") and Institutional Class shares of certain investment portfolios of MAS Funds (each an "Underlying Fund" and collectively, the "Underlying Funds"). The MAS Funds are managed by an affiliate of the Adviser. The Fund currently offers two classes of shares, Class A and Class B shares. Both classes have identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. The investment objective of the Conservative, Moderate and Aggressive Portfolios is to seek the highest level of long-term total return that is consistent with a relatively conservative level, moderate level or high level of risk, respectively.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Investments in the Underlying Funds are valued at the net asset value per share of the Underlying Fund at the close of each valuation day. Short-term securities with a maturity date of less than 60 days are valued at amortized cost which approximates market value.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. ORGANIZATIONAL COSTS: The Fund incurred organizational costs of approximately $297,000 which have been capitalized and allocated equally to each Portfolio. Such costs are being amortized on a straight line basis over a period of five years beginning on December 31, 1997, the date the Fund commenced operations. Morgan Stanley Asset Management Inc. has agreed that in the event any of its initial shares which comprised the Fund at inception are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at time of redemption.

4. OTHER: Realized gains and losses from the sale of the Underlying Funds are determined on the specific identified cost basis. Dividend income from the Underlying Funds is recorded on the ex-dividend date. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares of a Portfolio based upon their relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for the character and timing of the recognition of gains or losses on securities.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications

--------------------------------------------------------------------------------

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
among undistributed net investment income (loss), accumulated net realized gain
(loss) and paid in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

B. INVESTMENT ADVISER AND ADMINISTRATOR: Morgan Stanley Asset Management Inc. ("MSAM"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., as Adviser allocates the Portfolios' investments in the Underlying Funds within the applicable ranges for each Portfolio, at no charge, under the terms of an Investment Advisory and Management Agreement (the "Agreement"). MSAM also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between MSAM and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate Chase Global Funds Services Company ("CGFSC"). For such services, MSAM pays CGFSC a portion of the fee MSAM receives from the Fund. Certain employees of CGFSC are officers of the Fund.

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses of the Portfolios plus the expenses of the Underlying Funds attributable to the shares owned by the Portfolio, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

                                           MAXIMUM EXPENSE RATIO
                                         --------------------------
PORTFOLIO                                  CLASS A       CLASS B
---------------------------------------  ------------  ------------
Conservative Portfolio.................        0.80%         1.05%
Moderate Portfolio.....................        0.90%         1.15%
Aggressive Portfolio...................        1.10%         1.35%

C. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., and an affiliate of MSAM, serves as the distributor of the Fund and provides Class B shareholders of each applicable Portfolio with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Distributor is entitled to receive from each Portfolio, a distribution fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the Class B shares' average daily net assets. The Distributor may voluntarily waive, from time to time, all or a portion of its distribution fee.

D. CUSTODIAN: Chase serves as the custodian of the securities and cash of the Portfolios.

E. PURCHASES AND SALES: During the six months ended June 30, 1998, purchases and sales of investment funds were approximately as follows:

                                          PURCHASES      SALES
PORTFOLIO                                   (000)        (000)
---------------------------------------  -----------     -----
Conservative Portfolio.................   $   2,474    $     291
Moderate Portfolio.....................       4,900          981
Aggressive Portfolio...................       3,744          948

For the six months ended June 30, 1998, the Fund had no purchases and sales of long-term U.S. Government securities.

F. OTHER: At June 30, 1998, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:

                                                                        NET
                                                                    UNREALIZED
                                  UNREALIZED       UNREALIZED         APPREC.
                       COST         APPREC.          DEPREC.         (DEPREC.)
PORTFOLIO              (000)         (000)            (000)            (000)
-------------------  ---------  ---------------  ---------------  ---------------
Conservative
 Portfolio.........  $   3,193     $      51        $      --        $      51
Moderate
 Portfolio.........      4,964            74               (5)              69
Aggressive
 Portfolio.........      3,853           104              (22)              82

Certain Portfolios invest in underlying funds which invest in high-yield and/or foreign securities.

--------------------------------------------------------------------------------

Morgan Stanley
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

Investments in high-yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. In addition, these investments tend to have thinner trading markets which may result in less availability of price quotations and a risk that amounts realized upon disposition of a security will differ from such quotations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

From time to time, certain Portfolios of the Fund have shareholders that hold a significant portion of a Porfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.

--------------------------------------------------------------------------------